SIGNIFICANT ACCOUNTING POLICIES - Basic and diluted earnings (loss) per share (Details)			6 Months Ended
	May 01, 2024	Mar. 29, 2024	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Recon Technology, Ltd			¥ (20,588,329)	$ (2,820,588)	¥ (22,554,022)
Denominator:
Weighted-average number of ordinary shares outstanding - basic			8,978,328	8,978,328	2,728,056
Weighted-average number of ordinary shares outstanding - diluted			8,978,328	8,978,328	2,728,056
Earnings (loss) per share - basic | (per share)			¥ (2.29)	$ (0.31)	¥ (8.27)
Earnings (loss) per share - diluted | (per share)			¥ (2.29)	$ (0.31)	¥ (8.27)
Reverse stock split	0.056		0.2	0.2
Class A ordinary shares
Denominator:
Weighted-average number of ordinary shares outstanding - basic			7,987,959	7,987,959	2,333,612
Reverse stock split	0.056	0.056
Class B Ordinary Shares (used for EPS calculation)
Denominator:
Weighted-average number of ordinary shares outstanding - basic			990,369	990,369	394,444
Reverse stock split	0.056
Class B common stock convertible conversion ratio	0.056